Document and Entity Information	0 Months Ended
Mar. 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 05, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 05, 2014
Document Effective Date	Mar. 05, 2014
Prospectus Date	Feb. 28, 2014
Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Risk/Return:
Trading Symbol	FPCGX